Employee Post-Retirement Benefits	12 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Employee post-retirement benefits

Note 13 – Employee post-retirement benefits

The Company offers a defined contribution plan to eligible employees which consists of two parts: (i) the first part, paid by the Company, is 20% of the employee's compensation from the prior year and (ii) the second part, paid by the employee, is 8% of the employee's compensation. The Company's contributions of employment benefits were approximately $0.5 million, $0.5 million and $0.7 million for the years ended June 30, 2019, 2018 and 2017, respectively.